SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2022
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

12. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Year ended	August 31, 2022	August 31, 2021	August 31, 2020

Amounts receivable, prepaid expenses and other assets	$(173)	$30	$234
Payment of bank advisory fees	-	(2,890)	-
Accounts payable and other liabilities	(66)	(102)	(973)
	$(239)	$(2,962)	$(739)

During the year, the Company issued 11,793,509 common shares in connection with the repayment of the $19.99 million principal outstanding balance of the Convertible Notes.  Other than interest owed, no cash was exchanged between the Company and the noteholders.